30. Financial expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial expenses
Interest on borrowing and financing		R$ (116,735)	R$ (96,682)	R$ (211,108)
Interest on taxes and fees		(28,396)	(15,409)	(5,712)
Swap interest		(24,604)	(32,424)	(85,362)
Interest on leasing		(821,463)	(266,328)	(257,305)
Monetary adjustment	[1]	(191,309)	(340,175)	(278,272)
Discounted granted		(36,047)	(38,858)	(52,683)
Other expenses	[2]	(189,499)	(161,563)	(119,211)
Financial expenses, net		R$ (1,408,053)	R$ (951,439)	R$ (1,009,653)

[1]	Monetary adjustment relates mainly to provision for legal and administrative proceedings.
[2]	Includes PIS/COFINS amounts on financial events, mainly related to Interest on Shareholders Equity (JSCP).